FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	March 31, 2023
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,725,574	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

	December 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,029,416	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

The Warrants are measured at fair value on a recurring basis. The Public Warrants were valued initially and at each reporting period that the warrants were not actively traded, using a Monte Carlo simulation. As of March 31, 2023 and December 31, 2022, the Public Warrants were valued using the instrument’s publicly listed trading price, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market. Private Placement Warrants were valued using a Monte Carlo valuation model using level 3 inputs at initial valuation and as of March 31, 2023 and December 31, 2022.

At March 31, 2023 and December 31, 2022, assets held in the Trust Account were invested solely in BlackRock US Treasury mutual fund of $29,725,574 and $29,029,416, respectively. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments and are considered Level 1 assets.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations.

The accounting treatment of derivative financial instruments requires that the Company record a derivative liability upon the closing of the Initial Public Offering. Accordingly, the Company classified each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value determined by the Monte Carlo simulation. This liability is subject to remeasurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

The Company utilized a Monte Carlo simulation to estimate the fair value of the Public warrants at each reporting period for its warrants that are not actively traded. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. On June 22, 2021, the Public Warrants surpassed the threshold waiting period to be publicly traded. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of March 31, 2023 and December 31, 2022, the Company classified the Public Warrants as Level 1.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. For the three months ended March 31, 2023 and December 31, 2022, there were no transfers between levels.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	March 31, 2023	December 31, 2022
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.69	$10.44
Expected term (years)	5.18	5.12
Probability of Acquisition	2.65%	2.75%
Volatility	3.2%	4.2%
Risk-free rate	3.53%	3.91%
Dividend yield (per share)	$0.00	$0.00

The change in the fair value of the derivative warrant liabilities for the three months ended March 31, 2023 and 2022 is as follows:

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2022	$17,558	$345,000	$362,558
Change in valuation inputs or other assumptions(1)	—	—	—
Fair value as of March 31, 2023	$17,558	$345,000	$362,558

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of December 31, 2021	$251,668	$4,600,000	$4,851,668
Change in valuation inputs or other assumptions(1)	(117,640)	(2,645,000)	(2,762,640)
Fair value as of March 31, 2022	$134,028	$1,955,000	$2,089,028
(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.

NOTE 9. FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets and derivative warrant liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

	December 31, 2022
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$29,029,416	$—	$—

Warrant Liabilities:
Public Warrants	$345,000	$—	$—
Private Placement Warrants	$—	$—	$17,558

	December 31, 2021
	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Asset:
Investments held in Trust Account	$117,320,973	$—	$—

Warrant Liabilities:
Public Warrants	$4,600,000	$—	$—
Private Placement Warrants	$—	$—	$251,668

The Warrants are measured at fair value on a recurring basis. The Public Warrants were valued initially and at each reporting period that the warrants were not actively traded, using a Monte Carlo simulation. As of December 31, 2022 and 2021, the Public Warrants were valued using the instrument’s publicly listed trading price, which is considered to be a Level 1 measurement due to the use of an observable market quote in an active market. Private Placement Warrants were valued using a Monte Carlo valuation model using level 3 inputs at initial valuation and as of December 31, 2022 and 2021.

At December 31, 2022 and 2021, assets held in the Trust Account were comprised of $29,029,416 in money market mutual fund and $117,320,973 in U.S. Treasury Securities, respectively. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments and are considered Level 1 assets.

The Warrants were accounted for as liabilities in accordance with ASC 815-40 and are presented within warrant liabilities in the accompanying consolidated balance sheets. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within the consolidated statement of operations.

The accounting treatment of derivative financial instruments requires that the Company record a derivative liability upon the closing of the Initial Public Offering. Accordingly, the Company classified each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value determined by the Monte Carlo simulation. This liability is subject to remeasurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

The Company utilized a Monte Carlo simulation to estimate the fair value of the Public warrants at each reporting period for its warrants that are not actively traded. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. On June 22, 2021, the Public Warrants surpassed the threshold waiting period to be publicly traded. Once publicly traded, the observable input qualifies the liability for treatment as a Level 1 liability. As such, as of December 31, 2022 and 2021, the Company classified the Public Warrants as Level 1.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. During the year ended December 31, 2022 and for the period from February 8, 2021 (inception) through December 31, 2021 there were no transfers between levels.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	December 31,2022	December 31,2021
	(Private Warrants)	(Private Warrants)
Exercise price	$11.50	$11.50
Share price	$10.44	$10.10
Expected term (years)	5.12	5.36
Probability of Acquisition	2.75%	100.0%
Volatility	4.2%	7.4%
Risk-free rate	3.91%	1.28%
Dividend yield (per share)	$0.00	$0.00

The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2022 and for the period from February 8, 2021(inception) to December 31, 2021 is as follows:

	Private Warrants	Public Warrants	Total Warrant Liability
Fair value as of February 8, 2021(inception)	$—	$—	$—
Change in valuation inputs or other assumptions(1)	251,668	4,600,000	4,851,668
Fair value as of December 31, 2021	251,668	4,600,000	4,851,668
Change in valuation inputs or other assumptions(1)	(234,110)	(4,255,000)	(4,489,110)
Fair value as of December 31, 2022	$17,558	$345,000	$362,558
(1)	Changes in valuation inputs or other assumptions are recognized in the change in fair value of warrant liability in the consolidated statement of operations.